Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Issued Capital
Common shares	Number	Amount
Balance, December 31, 2016 and 2017	293,238,858	$2,319,293